Condensed Consolidating Financial Information CP Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	[1]	$ 569		$ 421		$ 362
Intercompany transactions between Yield LLC and subsidiaries		0		0		0
Acquisition of Drop Down Assets, net of cash acquired	[1]	(77)	[2]	(698)		(311)
Capital expenditures	[1]	(20)		(29)		(60)
Increase (Decrease) in Restricted Cash	[1]	(34)		(1)		25
Cash receipts from notes receivable	[1]	17		17		14
Return of investment from unconsolidated affiliates	[1]	28		42		4
Investments in unconsolidated affiliates	[1]	(83)		(402)		(2)
Other	[1]	4		0		11
Net Cash Used in Investing Activities	[1]	(165)		(1,108)		(741)
Payments of Capital Distribution	[1]	(170)		(76)		(333)
Transfer of funds under intercompany cash management arrangement		0		0		0
Proceeds from Noncontrolling Interests		5		122		190
Payments of (Proceeds from) distributions		(183)		(139)		(101)
Proceeds from the revolving credit facility	[1]	60		551		500
Repayments of Lines of Credit	[1]	(366)		(245)		0
Proceeds from issuance of long-term debt — external	[1]	740		6		178
Payments of debt issuance costs	[1]	(15)		(7)		(28)
Payments for long-term debt — external	[1]	(264)		(724)		(626)
Net Cash (Used in) Provided by Financing Activities	[1]	(193)		368		749
Cash and Cash Equivalents, Period Increase (Decrease)	[1]	211		(319)		370
Cash and cash equivalents	[1]	321	[3]	110	[3]	429		$ 59
NRG Yield LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		0		0		0	[4],[5]
Intercompany transactions between Yield LLC and subsidiaries		325		(464)		(530)
Acquisition of Drop Down Assets, net of cash acquired		0				0
Capital expenditures		0		0		0	[4],[5]
Increase (Decrease) in Restricted Cash		0		0		0	[4],[5]
Cash receipts from notes receivable		0		0		0	[4],[5]
Return of investment from unconsolidated affiliates		0		0		0	[4],[5]
Investments in unconsolidated affiliates		0		0
Other		0				0
Net Cash Used in Investing Activities		325		(464)	[2],[6]	(530)	[4],[5]
Payments of Capital Distribution		0		0		0	[4],[5]
Transfer of funds under intercompany cash management arrangement		54		(309)		326	[4],[5]
Proceeds from Noncontrolling Interests		0		0		0
Payments of (Proceeds from) distributions		(183)		(139)		(101)	[4],[5]
Proceeds from the revolving credit facility		0		0
Repayments of Lines of Credit		0		0
Proceeds from issuance of long-term debt — external		0		0		0	[4],[5]
Payments of debt issuance costs		0		0
Payments for long-term debt — external		0		0
Net Cash (Used in) Provided by Financing Activities		(129)	[7]	151	[2],[6]	855	[4],[5]
Cash and Cash Equivalents, Period Increase (Decrease)		196		(313)	[2],[6]	325	[4],[5]
Cash and cash equivalents		211		15	[2],[6]	328	[4],[5]	3	[4],[5]
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		62		19		12
Intercompany transactions between Yield LLC and subsidiaries		0		0		0
Acquisition of Drop Down Assets, net of cash acquired		0				0
Capital expenditures		0		0		0
Increase (Decrease) in Restricted Cash		0		0		0
Cash receipts from notes receivable		0		0		0
Return of investment from unconsolidated affiliates		16		0		0
Investments in unconsolidated affiliates		(80)		(28)
Other		0				0
Net Cash Used in Investing Activities		(64)		(28)		0
Payments of Capital Distribution		0		0		0
Transfer of funds under intercompany cash management arrangement		2		9		(12)
Proceeds from Noncontrolling Interests		0		0		0
Payments of (Proceeds from) distributions		0		0		0
Proceeds from the revolving credit facility		0		0
Repayments of Lines of Credit		0		0
Proceeds from issuance of long-term debt — external		0		0		0
Payments of debt issuance costs		0		0
Payments for long-term debt — external		0		0
Net Cash (Used in) Provided by Financing Activities		2		9		(12)
Cash and Cash Equivalents, Period Increase (Decrease)		0		0		0
Cash and cash equivalents		0		0		0		0
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		546		420		357	[5]
Intercompany transactions between Yield LLC and subsidiaries		(21)		285		36
Acquisition of Drop Down Assets, net of cash acquired		0				46
Capital expenditures		(20)		(29)		(60)	[5]
Increase (Decrease) in Restricted Cash		(34)		(1)		25	[5]
Cash receipts from notes receivable		17		17		12	[5]
Return of investment from unconsolidated affiliates		0		0		0	[5]
Investments in unconsolidated affiliates		(3)		0
Other		4				11
Net Cash Used in Investing Activities		(57)		272	[2]	547	[5]
Payments of Capital Distribution		(170)		(76)		(333)	[5]
Transfer of funds under intercompany cash management arrangement		0		0		0	[5]
Proceeds from Noncontrolling Interests		0		0		190
Payments of (Proceeds from) distributions		(420)		(392)		(232)	[5]
Proceeds from the revolving credit facility		0		0
Repayments of Lines of Credit		0		0
Proceeds from issuance of long-term debt — external		390		6		178	[5]
Payments of debt issuance costs		(10)		(6)
Payments for long-term debt — external		(264)		(230)
Net Cash (Used in) Provided by Financing Activities		(474)		(698)	[2]	(839)	[5]
Cash and Cash Equivalents, Period Increase (Decrease)		15		(6)	[2]	65	[5]
Cash and cash equivalents		110		95	[2]	101	[5]	36	[5]
NRG Yield Operating LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		(39)		(18)		(7)	[5]
Intercompany transactions between Yield LLC and subsidiaries		(304)		179		494
Acquisition of Drop Down Assets, net of cash acquired		(77)		(698)		(357)
Capital expenditures		0		0		0	[5]
Increase (Decrease) in Restricted Cash		0		0		0	[5]
Cash receipts from notes receivable		0		0		2	[5]
Return of investment from unconsolidated affiliates		12		42		4	[5]
Investments in unconsolidated affiliates		0		(374)
Other		0				0
Net Cash Used in Investing Activities		(369)		(888)	[2]	(758)	[5]
Payments of Capital Distribution		0		0		0	[5]
Transfer of funds under intercompany cash management arrangement		(56)		300		(314)	[5]
Proceeds from Noncontrolling Interests		5		122		0
Payments of (Proceeds from) distributions		420		392		232	[5]
Proceeds from the revolving credit facility		60		551
Repayments of Lines of Credit		(366)		(245)
Proceeds from issuance of long-term debt — external		350		0		0	[5]
Payments of debt issuance costs		(5)		(1)
Payments for long-term debt — external		0		(494)
Net Cash (Used in) Provided by Financing Activities		408		906	[2]	745	[5]
Cash and Cash Equivalents, Period Increase (Decrease)		0		0	[2]	(20)	[5]
Cash and cash equivalents		$ 0		$ 0	[2]	$ 0	[5]	$ 20	[5]

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[5]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[7]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.